Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS [Table Text Block]

	2011	2012	2013
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(17,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	431,705	398,291	1,051,184

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	—	(336)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,232)	(589)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥430,473	¥397,702	¥1,050,848

	2011	2012	2013
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,131,567	14,140,136	14,148,060
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	13,169	16,683	21,019

Weighted average common shares for diluted computation	14,144,737	14,156,820	14,169,080

	2011	2012	2013
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.55	¥28.17	¥74.30

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.43	¥28.09	¥74.16